Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Assets
Fixed-maturity securities, trading		$ 36,219	$ 37,051
Derivative assets		1,388,190	1,059,031
Equity securities, available-for-sale		271,909	320,166
Fixed-maturity securities, available-for-sale		98,805,288	87,546,971
Equity securities, fair value option and trading		314,370	317,493
Separate account assets		28,192,877	27,733,261
Total assets		129,008,853	117,013,973
Liabilities
Derivative liabilities		(915,147)	(635,634)
Reserves at fair value	[1]	(27,387,975)	(20,152,641)
Total liabilities		(28,303,122)	(20,788,275)
U.S. Government
Assets
Fixed-maturity securities, available-for-sale		2,441,454	1,736,523
Agencies not backed by the full faith and credit of the U.S. government
Assets
Fixed-maturity securities, available-for-sale		6,817	8,857
States and political subdivisions
Assets
Fixed-maturity securities, available-for-sale		11,317,726	9,954,613
Foreign government
Assets
Fixed-maturity securities, available-for-sale		540,613	438,927
Corporate securities
Assets
Fixed-maturity securities, available-for-sale		70,045,273	63,540,067
Mortgage-backed securities
Assets
Fixed-maturity securities, available-for-sale		14,425,840	11,848,053
Collateralized debt obligations
Assets
Fixed-maturity securities, available-for-sale		27,565	19,931
Fair Value, Inputs, Level 1
Assets
Fixed-maturity securities, trading		30,901	36,901
Derivative assets		48,177	42,400
Equity securities, available-for-sale		258,095	320,166
Equity securities, fair value option and trading		288,098	298,481
Separate account assets		28,192,877	27,733,261
Total assets		31,259,602	30,167,732
Liabilities
Derivative liabilities		(27,678)	(27,345)
Total liabilities		(27,678)	(27,345)
Fair Value, Inputs, Level 1 | U.S. Government
Assets
Fixed-maturity securities, available-for-sale		2,441,454	1,736,523
Fair Value, Inputs, Level 2
Assets
Fixed-maturity securities, trading		5,168
Derivative assets		1,327,638	1,010,805
Equity securities, fair value option and trading		26,272	19,012
Total assets		86,677,709	78,166,147
Liabilities
Derivative liabilities		(887,469)	(604,587)
Total liabilities		(887,469)	(604,587)
Fair Value, Inputs, Level 2 | Agencies not backed by the full faith and credit of the U.S. government
Assets
Fixed-maturity securities, available-for-sale		6,817	8,857
Fair Value, Inputs, Level 2 | States and political subdivisions
Assets
Fixed-maturity securities, available-for-sale		11,276,965	9,925,338
Fair Value, Inputs, Level 2 | Foreign government
Assets
Fixed-maturity securities, available-for-sale		507,166	404,687
Fair Value, Inputs, Level 2 | Corporate securities
Assets
Fixed-maturity securities, available-for-sale		59,074,307	54,990,599
Fair Value, Inputs, Level 2 | Mortgage-backed securities
Assets
Fixed-maturity securities, available-for-sale		14,425,811	11,806,849
Fair Value, Inputs, Level 2 | Collateralized debt obligations
Assets
Fixed-maturity securities, available-for-sale		27,565
Fair Value, Inputs, Level 3
Assets
Fixed-maturity securities, trading		150	150
Derivative assets		12,375	5,826
Equity securities, available-for-sale		13,814
Total assets		11,071,542	8,680,094
Liabilities
Derivative liabilities			(3,702)
Reserves at fair value	[1]	(27,387,975)	(20,152,641)
Total liabilities		(27,387,975)	(20,156,343)
Fair Value, Inputs, Level 3 | States and political subdivisions
Assets
Fixed-maturity securities, available-for-sale		40,761	29,275
Fair Value, Inputs, Level 3 | Foreign government
Assets
Fixed-maturity securities, available-for-sale		33,447	34,240
Fair Value, Inputs, Level 3 | Corporate securities
Assets
Fixed-maturity securities, available-for-sale		10,970,966	8,549,468
Fair Value, Inputs, Level 3 | Mortgage-backed securities
Assets
Fixed-maturity securities, available-for-sale		$ 29	41,204
Fair Value, Inputs, Level 3 | Collateralized debt obligations
Assets
Fixed-maturity securities, available-for-sale			$ 19,931

[1]	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.